Foreign Exchange Gain (Loss) - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Foreign exchange gain (loss) [abstract]
Unrealized foreign exchange gain	€ 10.8	€ 8.9